Net Loan Receivables (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Beginning balance	$ 33,031,117	$ 36,610,638
New loans issued	22,071,708	10,919,787
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)	(86,156)
Loan amortization and repayments	(15,932,537)	(12,987,002)
Ending balance	32,638,780	33,031,117
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Beginning balance	33,031,117	36,610,638
New loans issued	22,071,708	10,919,787
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)	(86,156)
Loan amortization and repayments	(15,932,537)	(12,987,002)
Ending balance	32,638,780	33,031,117
Capital Improvement Loan Receivable
Loans Receivable [Line Items]
Beginning balance	13,605,932	11,671,669
New loans issued	8,706,763	4,073,410
Loan write offs		(86,156)
Loan amortization and repayments	(2,953,210)	(2,052,991)
Ending balance	19,359,485	13,605,932
Capital Improvement Loan Receivable | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Beginning balance	13,605,932	11,671,669
New loans issued	8,706,763	4,073,410
Loan write offs		(86,156)
Loan amortization and repayments	(2,953,210)	(2,052,991)
Ending balance	19,359,485	13,605,932
Secured Operator Loan Receivables
Loans Receivable [Line Items]
Beginning balance	19,425,185	24,938,969
New loans issued	13,364,945	6,846,377
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)
Loan amortization and repayments	(12,979,327)	(10,934,011)
Ending balance	13,279,295	19,425,185
Secured Operator Loan Receivables | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Beginning balance	19,425,185	24,938,969
New loans issued	13,364,945	6,846,377
Reserve for uncollectible secured loans	(5,589,013)	(1,426,150)
Loan write offs	(942,495)
Loan amortization and repayments	(12,979,327)	(10,934,011)
Ending balance	$ 13,279,295	$ 19,425,185